Merger Transaction - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions						12 Months Ended
	Oct. 19, 2021 CAD ($) shares	Oct. 19, 2021 USD ($) shares $ / shares	Oct. 01, 2020	May 13, 2020 CAD ($)	May 13, 2020 USD ($)	Mar. 31, 2023 CAD ($) shares	Mar. 31, 2023 USD ($) shares $ / shares	Mar. 31, 2022 CAD ($)	Mar. 31, 2023 USD ($) shares $ / shares	Mar. 31, 2022 USD ($)	Feb. 09, 2022 $ / shares shares
Disclosure of Merger Transaction Share Based [Line Items]
Issue of equity | $								$ 976.8
Liabilities | $						$ 993.4		1,111.0
EarnoutShares [Member]
Disclosure of Merger Transaction Share Based [Line Items]
Issue of equity | $								434.1
Number of other equity instruments surrendered in share-based payment arrangement						125,923	125,923
Equity Instruments Surrendered | $						$ 1.5
Number of other equity instruments granted in share-based payment arrangement as dividend equivalents						46,802	46,802
Replacement Long Term Incentive Plan Awards [Member]
Disclosure of Merger Transaction Share Based [Line Items]
Reverse stock split percentage						71.76775%	71.76775%
Issues, fair value measurement, liabilities						$ 44.9	$ 36.4
Number of other equity instruments granted in share-based payment arrangement						3,232,628	3,232,628
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement | $ / shares									$ 0.013
Share Based Arrangements Other Equity Instruments Date Of Expiry						Mar. 31, 2025	Mar. 31, 2025
Number of days for determining the volume weighted average price of shares						5 days	5 days
Expense from cash-settled share-based payment transactions | $						$ 10.4
Number of other equity instruments outstanding in share-based payment arrangement						3,059,643			3,059,643
Estimated Fair Value Of Other Equity Instruments Outstanding In A Share Based Payment Arrangement | $ / shares									$ 8.08
Number of other equity instruments surrendered in share-based payment arrangement						266,186	266,186
Equity Instruments Surrendered | $						$ 3.2
Number of other equity instruments granted in share-based payment arrangement as dividend equivalents						93,201	93,201
Fully Vested Performance Share Units [Member]
Disclosure of Merger Transaction Share Based [Line Items]
Transfer from equity settled share based arrangements to liabilities settled share based arrangements value						$ 35.2	$ 28.7
Fully Vested Performance Share Units [Member] | Additional paid-in capital [member]
Disclosure of Merger Transaction Share Based [Line Items]
Increase decrease through share based payment transactions, Equity				$ 5.2	$ 4.1
Merger Agreement [Member]
Disclosure of Merger Transaction Share Based [Line Items]
Earnout shares issuable shares						37,500,000			37,500,000
Earnout shares outstanding						1,537,184			1,537,184		35,883,692
Earnout shares fair value per share | $ / shares									$ 8.08		$ 9.54
Share Based Payment Compensation Liability [Member] | Replacement Long Term Incentive Plan Awards [Member]
Disclosure of Merger Transaction Share Based [Line Items]
Liabilities						$ 33.5		45.4	$ 24.7	$ 36.4
Earnout Liability [Member] | Merger Agreement [Member]
Disclosure of Merger Transaction Share Based [Line Items]
Liabilities						$ 16.8		22.7	$ 12.4	18.2
Private Investment In Public Equity Investors [Member] | Subscription Agreement [Member]
Disclosure of Merger Transaction Share Based [Line Items]
Stock issued during the period shares	10,000,000	10,000,000
Shares issued price per share | $ / shares		$ 10
Issue of equity | $		$ 100.0
Legato [Member]
Disclosure of Merger Transaction Share Based [Line Items]
Reverse stock split percentage	71.76775%	71.76775%
Share based transaction number of shares issued during the period	30,306,320	30,306,320
Share based transaction fair value of instruments granted during the period	$ 421.3	$ 340.9
Legato [Member] | Public Warrants [Member]
Disclosure of Merger Transaction Share Based [Line Items]
Class of warrants or rights warrants outstanding		23,575,000
Class of warrants or rights term			5 years
Legato [Member] | Private Placement Warrants [Member]
Disclosure of Merger Transaction Share Based [Line Items]
Class of warrants or rights warrants outstanding		604,000
Legato [Member] | Warrants [Member]
Disclosure of Merger Transaction Share Based [Line Items]
Class of warrants or rights warrants outstanding						24,179,000			24,179,000
Issues, fair value measurement, liabilities	$ 92.0	$ 74.5
Liabilities						$ 57.3		99.4	$ 42.3	$ 79.6
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities | $						$ 47.7		$ 6.4
Warrants estimated fair value per share | $ / shares							$ 1.75
Class of warrants or rights warrants outstanding per share | $ / shares		$ 11.5